FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrants and FPA Liabilities (FY) (Details) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 0	$ 21,220,018	$ 39,232,167	$ 39,232,167
Initial measurement on November 27, 2020	27,823,848
Additional Private Placement Warrants		2,760,000	2,760,000
Change in fair value	11,408,319	4,926,361	11,534,063	(23,121,405)
Fair value, end of period	39,232,167	19,134,810	31,903,209	21,220,018
Public Warrants [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	9,798,000	22,364,221	22,364,221
Initial measurement on November 27, 2020	15,897,248
Additional Private Placement Warrants		0	0	0
Change in fair value	6,466,973	3,204,360	6,908,221	(12,566,221)
Fair value, end of period	22,364,221	6,593,640	15,456,000	9,798,000
Private Placement Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	11,422,018	16,867,946	16,867,946
Initial measurement on November 27, 2020	11,926,600
Change in fair value	4,941,346	1,722,001	4,652,842	(10,555,184)
Fair value, end of period	16,867,946	12,541,170	14,992,556	11,422,018
Private Placement Warrants Issued on May 27, 2021 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Additional Private Placement Warrants				2,680,452
Private Placement Warrants Issued on November 27, 2021 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Additional Private Placement Warrants				2,428,804
FPA Liability [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	5,008,045	6,757,777	6,757,777
Initial measurement on November 27, 2020	3,399,475
Additional Private Placement Warrants		0	0	0
Change in fair value	3,358,302	(513,016)	184,109	(1,749,732)
Fair value, end of period	6,757,777	5,521,061	6,573,668	5,008,045
FPA liability - Committed [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	2,474,941	2,947,167	2,947,167
Initial measurement on November 27, 2020	904,970
Additional Private Placement Warrants		0	0	0
Change in fair value	2,042,197	(284,097)	(25,391)	(472,226)
Fair value, end of period	2,947,167	2,759,038	2,972,558	2,474,941
FPA Liability - Optional [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	2,533,104	3,810,610	3,810,610
Initial measurement on November 27, 2020	2,494,505
Additional Private Placement Warrants		0	0	0
Change in fair value	1,316,105	(228,919)	209,500	(1,277,506)
Fair value, end of period	$ 3,810,610	$ 2,762,023	$ 3,601,110	$ 2,533,104